STATEMENT OF COMPLIANCE - Narrative (Details)	12 Months Ended
Dec. 31, 2025 t MWh
Material accounting policies [Line Items]
Decrease (increase) in concensus gold price (in percent)	0.10
Decrease (increase) in gold production (in percent)	0.10
Emissions reduction	0.30
Tropicana - Attributable 70%
Material accounting policies [Line Items]
Watt of wind and solar plant | MWh	62
Reduction In carbon emissions (in tonnes) | t	65,000
Reduction of carbon emission (in years)	10 years